CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Parenthetical) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Statement of financial position [abstract]
Authorized	153,144,174	147,744,174
Issued and outstanding	153,144,174	147,744,174
Working capital	$ 8,885,585.71	$ (540,180)